Securities (Tables)	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Schedule of amortized cost and approximate fair values, together with gross unrealized gains and losses, of securities
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale Securities
December 31, 2017:
U.S. Government and federal agencies	$11,360,796	$—	$(489,616)	$10,871,180
Mortgage-backed securities (Government-sponsored enterprises - residential)	56,048,355	1,499	(818,657)	55,231,197
Municipal bonds	44,951,679	618,470	(277,220)	45,292,929

	$112,360,830	$619,969	$(1,585,493)	$111,395,306

December 31, 2016:
U.S. Government and federal agencies	$13,985,863	$9,641	$(661,964)	$13,333,540
Mortgage-backed securities (Government-sponsored enterprises - residential)	45,457,262	70,512	(1,114,597)	44,413,177
Municipal bonds	42,500,579	558,776	(644,632)	42,414,723

	$101,943,704	$638,929	$(2,421,193)	$100,161,440

Schedule of amortized cost and fair value of available-for-sale securities by contractual maturity
	Available-for-sale
	Amortized Cost	Fair Value

Within one year	$908,433	$915,349
One to five years	5,240,861	5,300,006
Five to ten years	22,344,265	22,378,493
After ten years	27,818,916	27,570,261
	56,312,475	56,164,109
Mortgage-backed securities	56,048,355	55,231,197

Totals	$112,360,830	$111,395,306

Schedule of gross unrealized losses and fair value in a continuous unrealized loss position
	December 31, 2017
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale Securities

U.S. government agencies	$997,972	$(23,513)	$9,873,208	$(466,103)	$10,871,180	$(489,616)
Mortgage-backed securities (Government-sponsored enterprises - residential)	26,489,556	(240,968)	27,776,303	(577,689)	54,265,859	(818,657)
Municipal bonds	12,341,123	(138,840)	5,241,641	(138,380)	17,582,764	(277,220)

Total temporarily impaired securities	$39,828,651	$(403,321)	$42,891,152	$(1,182,172)	$82,719,803	$(1,585,493)

	December 31, 2016
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale Securities

U.S. government agencies	$12,333,924	$(661,964)	$—	$—	$12,333,924	$(661,964)
Mortgage-backed securities (Government-sponsored enterprises - residential)	37,144,915	(1,114,597)	—	—	37,144,915	(1,114,597)
Municipal bonds	22,104,420	(644,632)	—	—	22,104,420	(644,632)

Total temporarily impaired securities	$71,583,259	$(2,421,193)	$—	$—	$71,583,259	$(2,421,193)